Significant Events After the Reporting Period (Details) - USD ($)		12 Months Ended
	Feb. 13, 2026	Dec. 31, 2025
Significant Events After the Reporting Period [Line Items]
Repurchased additional.		$ 39,100,000
Significant Events After The Reporting Period [Member]
Significant Events After the Reporting Period [Line Items]
Share of repurchase amount	$ 100,000,000
Share repurchase program authorized amount	$ 50